PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2013
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

7.  PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2012 and 2013 were as follows:

	2012	2013
	RMB	RMB
Buildings	892,430,743	1,050,102,815
Computer equipment	232,200,943	256,542,169
Website-related equipment	107,209,531	135,116,574
Furniture and fixtures	58,079,451	60,468,480
Software	43,782,203	52,640,160
Leasehold improvements	28,866,215	44,835,912
Construction in progress	81,050,521	199,363,516
Less: accumulated depreciation and amortization	(319,682,416)	(386,125,933)
Total net book value	1,123,937,191	1,412,943,693

From November, 2011, the Company started to build an information and technology center in Chengdu. All direct costs of the information and technology center were originally capitalized as construction in progress.

Depreciation expense for the years ended December 31, 2011, 2012 and 2013 was RMB78,809,867, RMB88,462,807 and RMB110,494,928, respectively.